Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 3, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS GNMA Fund and DWS High Income Fund (the “Funds”), each a series of DWS Income Trust (the “Trust”) (Reg. Nos. 002-91577 and 811-04049)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on April 30, 2012.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price LLC